Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue from External Customer [Line Items]
Net revenues	$ 49,851	$ 34,557	$ 92,531	$ 66,331
Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	15,961	14,337	31,665	30,689
Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	3,280	2,221	5,617	4,854
TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	2,596	3,128	5,188	5,635
Consumer Products
Revenue from External Customer [Line Items]
Net revenues	28,014	14,871	50,061	25,153
All Other
Revenue from External Customer [Line Items]
Net revenues	1,168	754	1,182	1,399
All Other | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	0	0
All Other | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	1,005	62	1,019	707
All Other | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	163	692	163	692
All Other | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	0	0
Licensing Segment | Operating Segments
Revenue from External Customer [Line Items]
Net revenues	15,370	13,773	30,347	29,417
Licensing Segment | Operating Segments | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	15,370	13,773	30,347	29,417
Licensing Segment | Operating Segments | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	0	0
Licensing Segment | Operating Segments | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	0	0
Licensing Segment | Operating Segments | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct To Consumer Segment | Operating Segments
Revenue from External Customer [Line Items]
Net revenues	28,014	14,871	50,061	25,153
Direct To Consumer Segment | Operating Segments | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct To Consumer Segment | Operating Segments | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct To Consumer Segment | Operating Segments | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	0	0
Direct To Consumer Segment | Operating Segments | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	28,014	14,871	50,061	25,153
Digital Subscriptions And Content Segment | Operating Segments
Revenue from External Customer [Line Items]
Net revenues	5,299	5,159	10,941	10,362
Digital Subscriptions And Content Segment | Operating Segments | Trademark Licensing
Revenue from External Customer [Line Items]
Net revenues	591	564	1,318	1,272
Digital Subscriptions And Content Segment | Operating Segments | Magazine and Digital Subscriptions
Revenue from External Customer [Line Items]
Net revenues	2,275	2,159	4,598	4,147
Digital Subscriptions And Content Segment | Operating Segments | TV and Cable Programming
Revenue from External Customer [Line Items]
Net revenues	2,433	2,436	$ 5,025	$ 4,943
Digital Subscriptions And Content Segment | Operating Segments | Consumer Products
Revenue from External Customer [Line Items]
Net revenues	$ 0	$ 0